Other financial assets - Narrative (Details) - EUR (€) € in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 11, 2022	Feb. 23, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Disclosure of financial assets [line items]
Disount rate applied to long-term advances							6.83%
Cash advances and loans made to CRO	€ 12,187	€ 5,538	€ 1,620	€ 231	€ 1,620	€ 12,187
Bottom of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances			7.09%			0.19%
Top of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances			7.59%			7.16%